Summary Of Significant Accounting Policies Components of Inventory and Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2014
Inventory and property plant and equipment disclosure [Abstract]
Schedule of Inventory

	2013	2014
Finished products	$678	741
Raw materials and work in process	1,217	1,316
Total inventories	$1,895	2,057

Property, Plant and Equipment

	2013	2014
Land	$278	275
Buildings	1,965	2,355
Machinery and equipment	6,440	6,353
Construction in progress	409	428
Property, plant and equipment, at cost	9,092	9,411
Less: Accumulated depreciation	5,487	5,609
Property, plant and equipment, net	$3,605	3,802